Shareholders' Equity - Schedule of Noncontrolling Interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Beginning balance	$ 794	$ 670	$ 979
Contribution of noncontrolling interest		765
Comprehensive income (loss):
Net income (loss)	(629)	(2,188)	155
Unrealized gains (losses) on derivatives, net of tax	7	89	(125)
Other comprehensive income (loss), net of tax	185	140	(335)
Comprehensive income (loss)	(444)	(2,048)	(180)
Dividends to noncontrolling interest	(4)	(5)	(5)
Ending balance	1,042	794	670
Noncontrolling Interest [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Beginning balance	139	393	9
Joint ventures deconsolidation	73
Contribution of noncontrolling interest		765
Comprehensive income (loss):
Net income (loss)	(129)	(1,030)	(495)
Unrealized gains (losses) on derivatives, net of tax	(3)	10	(10)
Other components of other comprehensive income (loss), net of tax	(2)	6	(16)
Other comprehensive income (loss), net of tax	(5)	16	(26)
Comprehensive income (loss)	(134)	(1,014)	(521)
Dividends to noncontrolling interest	(4)	(5)	(5)
Ending balance	$ 74	$ 139	$ 393